Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	15.00%
Defined Contribution Plan, Employer Contributions, Vesting Period	5 years
Defined Contribution Plan, Cost Recognized	$ 445	$ 440	$ 424
Supplemental Employee Retirement Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	1,443	1,458
Pension and Other Postretirement Benefit Expense	124	126	120
Cash Surrender Value of Life Insurance	18,284	17,790
Defined Benefit Plan, Net Periodic Benefit Cost	87	39
Multiemployer Plans, Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	$ 17	$ 22
Defined Benefit Plan, Percentage of Plan Funded	98.91%	92.57%
Defined Benefit Plan, Contribution Percentage	5.00%